Federated Hermes Ultrashort Bond Fund
A Portfolio of Federated Hermes Total Return Series, Inc.
CLASS A SHARES (TICKER FULAX)
INSTITUTIONAL SHARES (TICKER FULIX)
SERVICE SHARES (TICKER FULBX)
CLASS R6 SHARES (TICKER FULLX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED NOVEMBER 30, 2021
Please make the following changes, effective June 28, 2022.
Under the section entitled “FUND SUMMARY INFORMATION” in the sub-section entitled “FUND MANAGEMENT:”
Please update the information for Nicholas S. Tripodes to read as follows:
“Nicholas S. Tripodes, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since November of 2017.”
Please add Daniel Mastalski as a portfolio manager of the Fund immediately following Nicholas S. Tripodes:
”Daniel Mastalski, CFA, Portfolio Manager, has been the Fund’s portfolio manager since June of 2022.”
In addition to Mr. Tripodes and the addition of Mr. Mastalski, Randall S. Bauer, CFA, Senior Portfolio Manager will continue to manage the Fund’s portfolio as currently described in the Prospectus.
June 27, 2022

Federated Hermes Ultrashort Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455746 (6/22)
©2022 Federated Hermes, Inc.

Federated Hermes Ultrashort Bond Fund
A Portfolio of Federated Hermes Total Return Series, Inc.
CLASS A SHARES (TICKER FULAX)
INSTITUTIONAL SHARES (TICKER FULIX)
SERVICE SHARES (TICKER FULBX)
CLASS R6 SHARES (TICKER FULLX)

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2021
Please make the following changes, effective June 28, 2022.
1. Under the section entitled “FUND SUMMARY INFORMATION” in the sub-section entitled “FUND MANAGEMENT:”
Please update the information for Nicholas S. Tripodes to read as follows:
“Nicholas S. Tripodes, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since November of 2017.”
Please add Daniel Mastalski as a portfolio manager of the Fund immediately following Nicholas S. Tripodes:
”Daniel Mastalski, CFA, Portfolio Manager, has been the Fund’s portfolio manager since June of 2022.”
2. In the section entitled “PORTFOLIO MANAGEMENT INFORMATION,” please make the following changes:
Please update the information for Nicholas S. Tripodes to read as follows:
“Nicholas S. Tripodes
Nicholas S. Tripodes, CFA, Senior Portfolio Manager, has been the Fund’s portfolio manager since November of 2017. Mr. Tripodes is responsible for day-to-day management of the Fund focusing on asset allocation, interest rate strategy and security selection. He has been with the Adviser or an affiliate since 1993; has worked in investment management since 2002; has managed investment portfolios since 2013. Education: B.S., Carnegie Mellon University; M.B.A., University of Pittsburgh.”
Please add Mr. Mastalski after Nicholas S. Tripodes:
“Daniel Mastalski
Daniel Mastalski, CFA, Portfolio Manager, has been the Fund’s portfolio manager since June of 2022. Mr. Mastalski is responsible for providing research and advice on sector allocation and security selection. He has been with the Adviser or an affiliate since 2008; has worked in investment management since 2008; and has managed investment portfolios since 2022. Education: B.S., Carnegie Mellon University; M.B.A., Tepper School of Business, Carnegie Mellon University.”
In addition to Mr. Tripodes and the addition of Mr. Mastalski, Randall S. Bauer, CFA, Senior Portfolio Manager will continue to manage the Fund’s portfolio as currently described in the Prospectus.
June 27, 2022

Federated Hermes Ultrashort Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455745 (6/22)
© 2022 Federated Hermes, Inc.

Federated Hermes Ultrashort Bond Fund
A Portfolio of Federated Hermes Total Return Series, Inc.
CLASS A SHARES (TICKER FULAX)
INSTITUTIONAL SHARES (TICKER FULIX)
SERVICE SHARES (TICKER FULBX)
CLASS R6 SHARES (TICKER FULLX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2021
Under the heading entitled “Who Manages and Provides Services to the Fund?,” please make the following changes:
Effective June 28, 2022, Daniel Mastalski will serve as a portfolio manager of the Fund. Accordingly, please add the information for Daniel Mastalski immediately following Nicholas S. Tripodes:
“The following information for Daniel Mastalski is provided as of April 30, 2022:
Daniel Mastalski, Portfolio Manager
Types of Accounts Managed by Daniel Mastalski	Total Number of Additional Accounts Managed/Total Assets*
Registered Investment Companies	0 / $0
Other Pooled Investment Vehicles	0 / $0
Other Accounts	2/ $902.7 million
*
 None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: None.
Daniel Mastalski is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive, position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and may also include a discretionary component based on a variety of factors deemed relevant, such as financial measures and performance, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Hermes, Inc. (“Federated Hermes”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.
IPP is calculated based on other accounts managed by the portfolio manager. IPP is measured on a rolling one, three and five calendar year pre-tax gross return basis versus the other accounts’ designated peer groups. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded.
As noted above, Mr. Mastalski is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks and performance measures. The allocation or weighting given to the performance of the Fund or other accounts for which Mr. Mastalski is responsible when his compensation is calculated may be equal or can vary.
For purposes of calculating the annual incentive amount, each account is categorized into one of three IPP groups (which may be adjusted periodically). Within each performance measurement period and IPP group, IPP is calculated on the basis of an assigned weighting to each account managed by the portfolio manager and included in the IPP groups (but can be adjusted periodically). Additionally, a portion of Mr. Mastalski’s IPP score is based on the performance of the accounts for which he provides research and analytic support. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to account performance and any other factors as deemed relevant.
Any individual allocations from the discretionary pool may be determined, by executive management on a discretionary basis using various factors, such as, for example, on a product, strategy or asset class basis, and considering overall contributions and any other factors deemed relevant (and may be adjusted periodically).
In addition, Mr. Mastalski was awarded a grant of restricted Federated Hermes stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated Hermes’ senior management.
June 27, 2022

Federated Hermes Ultrashort Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455747 (6/22)
© 2022 Federated Hermes, Inc.